Derivative Instruments and Hedging Activities - Location and Fair Value Amounts of Derivative Instruments (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Derivatives, Fair Value [Line Items]
Derivative instruments not designated as hedging instruments realized (loss) gain net	$ (4,597)	$ (5,153)	$ (31,941)	$ (12,200)
Prepaid Expenses and Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative asset, fair value, gross asset	465		465		$ 0
Goodwill, Intangibles and Other Non-Current Assets
Derivatives, Fair Value [Line Items]
Derivative asset, fair value, gross asset	5,434		5,434		4,505
Accrued Liabilities and Other
Derivatives, Fair Value [Line Items]
Derivative liability, fair value, gross liability	27,651		27,651		58,186
Accrued Liabilities and Other | Derivative
Derivatives, Fair Value [Line Items]
Interest Payable	3,005		3,005		6,143
Other Long-term Liabilities
Derivatives, Fair Value [Line Items]
Derivative liability, fair value, gross liability	25,911		25,911		33,566
Interest rate swap agreements
Derivatives, Fair Value [Line Items]
Derivative instruments not designated as hedging instruments realized (loss) gain net	(4,238)	(5,349)	(13,509)	(11,905)
Interest rate swap agreements | Gain (Loss) on Derivative Instruments
Derivatives, Fair Value [Line Items]
Derivative instruments not designated as hedging instruments realized (loss) gain net	0	0	(18,012)	0
Foreign currency contract
Derivatives, Fair Value [Line Items]
Derivative instruments not designated as hedging instruments realized (loss) gain net	0	379	0	138
Forward freight agreements
Derivatives, Fair Value [Line Items]
Derivative instruments not designated as hedging instruments realized (loss) gain net	(359)	$ (183)	(420)	$ (433)
Fair Value, Concentration of Credit Risk, Master Netting Arrangements [Member]
Derivatives, Fair Value [Line Items]
Derivative asset, fair value, gross asset	4,700		4,700
Derivative liability, fair value, gross liability	(55,000)		(55,000)
Designated as Hedging Instrument [Member] | Interest rate swap agreements | Prepaid Expenses and Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative asset, fair value, gross asset	0		0		0
Designated as Hedging Instrument [Member] | Interest rate swap agreements | Goodwill, Intangibles and Other Non-Current Assets
Derivatives, Fair Value [Line Items]
Derivative asset, fair value, gross asset	0		0		0
Designated as Hedging Instrument [Member] | Interest rate swap agreements | Accrued Liabilities and Other
Derivatives, Fair Value [Line Items]
Derivative liability, fair value, gross liability	3,037		3,037		3,162
Designated as Hedging Instrument [Member] | Interest rate swap agreements | Accrued Liabilities and Other | Derivative
Derivatives, Fair Value [Line Items]
Interest Payable	62		62		70
Designated as Hedging Instrument [Member] | Interest rate swap agreements | Other Long-term Liabilities
Derivatives, Fair Value [Line Items]
Derivative liability, fair value, gross liability	4,674		4,674		9,631
Not Designated as Hedging Instrument [Member] | Interest rate swap agreements | Prepaid Expenses and Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative asset, fair value, gross asset	0		0		0
Not Designated as Hedging Instrument [Member] | Interest rate swap agreements | Goodwill, Intangibles and Other Non-Current Assets
Derivatives, Fair Value [Line Items]
Derivative asset, fair value, gross asset	2,004		2,004		0
Not Designated as Hedging Instrument [Member] | Interest rate swap agreements | Accrued Liabilities and Other
Derivatives, Fair Value [Line Items]
Derivative liability, fair value, gross liability	12,380		12,380		43,590
Not Designated as Hedging Instrument [Member] | Interest rate swap agreements | Accrued Liabilities and Other | Derivative
Derivatives, Fair Value [Line Items]
Interest Payable	2,203		2,203		5,372
Not Designated as Hedging Instrument [Member] | Interest rate swap agreements | Other Long-term Liabilities
Derivatives, Fair Value [Line Items]
Derivative liability, fair value, gross liability	13,348		13,348		16,048
Not Designated as Hedging Instrument [Member] | Foreign currency contract | Prepaid Expenses and Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative asset, fair value, gross asset	0		0
Not Designated as Hedging Instrument [Member] | Foreign currency contract | Goodwill, Intangibles and Other Non-Current Assets
Derivatives, Fair Value [Line Items]
Derivative asset, fair value, gross asset	0		0
Not Designated as Hedging Instrument [Member] | Foreign currency contract | Accrued Liabilities and Other
Derivatives, Fair Value [Line Items]
Derivative liability, fair value, gross liability	56		56
Not Designated as Hedging Instrument [Member] | Foreign currency contract | Accrued Liabilities and Other | Derivative
Derivatives, Fair Value [Line Items]
Interest Payable	0		0
Not Designated as Hedging Instrument [Member] | Foreign currency contract | Other Long-term Liabilities
Derivatives, Fair Value [Line Items]
Derivative liability, fair value, gross liability	0		0
Not Designated as Hedging Instrument [Member] | Cross currency swap agreements | Prepaid Expenses and Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative asset, fair value, gross asset	465		465		0
Not Designated as Hedging Instrument [Member] | Cross currency swap agreements | Goodwill, Intangibles and Other Non-Current Assets
Derivatives, Fair Value [Line Items]
Derivative asset, fair value, gross asset	3,430		3,430		4,505
Not Designated as Hedging Instrument [Member] | Cross currency swap agreements | Accrued Liabilities and Other
Derivatives, Fair Value [Line Items]
Derivative liability, fair value, gross liability	11,908		11,908		11,434
Not Designated as Hedging Instrument [Member] | Cross currency swap agreements | Accrued Liabilities and Other | Derivative
Derivatives, Fair Value [Line Items]
Interest Payable	740		740		701
Not Designated as Hedging Instrument [Member] | Cross currency swap agreements | Other Long-term Liabilities
Derivatives, Fair Value [Line Items]
Derivative liability, fair value, gross liability	7,889		7,889		$ 7,887
Not Designated as Hedging Instrument [Member] | Forward freight agreements | Prepaid Expenses and Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative asset, fair value, gross asset	0		0
Not Designated as Hedging Instrument [Member] | Forward freight agreements | Goodwill, Intangibles and Other Non-Current Assets
Derivatives, Fair Value [Line Items]
Derivative asset, fair value, gross asset	0		0
Not Designated as Hedging Instrument [Member] | Forward freight agreements | Accrued Liabilities and Other
Derivatives, Fair Value [Line Items]
Derivative liability, fair value, gross liability	270		270
Not Designated as Hedging Instrument [Member] | Forward freight agreements | Accrued Liabilities and Other | Derivative
Derivatives, Fair Value [Line Items]
Interest Payable	0		0
Not Designated as Hedging Instrument [Member] | Forward freight agreements | Other Long-term Liabilities
Derivatives, Fair Value [Line Items]
Derivative liability, fair value, gross liability	$ 0		$ 0